SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Local – United States	$ (165,864)	$ (117,272)	$ (459,668)	$ (321,567)	$ (706,659)	$ (735,159)
(Loss) income before income tax	(259,214)	(585,808)	(953,324)	(1,551,592)	(2,387,613)	516,347
MALAYSIA
Foreign	(81,151)	(257,590)	(435,610)	(727,265)	(1,064,314)	1,070,806
HONG KONG
Foreign	$ (12,199)	$ (210,946)	$ (58,046)	$ (502,760)	$ (616,640)	$ 180,700